Events After the Date of the Statement of Financial Position	12 Months Ended
Dec. 31, 2018
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Events After the Date of the Statement of Financial Position
38	EVENTS AFTER THE DATE OF THE STATEMENT OF FINANCIAL POSITION

a)

On April 2, 2019, the Company concluded the capital increase process by completing the subscription of 142,483,663 new common shares. In the private offer completed, 55,291,877 shares were paid in full, and 87,191,786 shares were paid by 50%, both at a price per share of US$0.6136.

b)

On March 15, 2019, the Company communicated that Adexus S.A., subsidiary of Graña y Montero S.A.A., is again available for sale to potential parties interested in its acquisition. Negotiations with Advent International S.A.C., and the obligations assumed within the framework of the potential transaction have been terminated by mutual agreement, without responsibility for the parties. The Company ratifies its intention to continue with the sale plan of Adexus S.A., in order to find the best possible offer for the interests of the Company and its investors.

c)

On March 13, 2019, the Peruvian Tax Court delivered its decision to confirm SUNAT’s rejection to our appeal to SUNAT’s payment orders regarding 2007 and 2008. SUNAT and the Peruvian Tax Court objected to the deduction of the loss of the investment because both consider there is not enough evidence that OPQ S.A. is not an “on-going business”. The Company is currently working on the preparation of a contentious administrative claim. However, according to Peruvian legal framework, SUNAT is entitle to start a coercive collection processes. The Company and its legal counsel believe there are solid legal grounds to consider the contingency remote and obtain a favorable ruling.